UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Katherine M. Honey
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 21.95%
*	Credit Suisse X-Links Long/Short Equity ETN	5,650	$155,940
	Horizons S&P 500 Covered Call ETF	583	25,291
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	9,618	273,728
	IQ Merger Arbitrage ETF	4,098	115,031
	iShares TIPS Bond ETF	621	68,111
	Reality Shares DIVS ETF	6,342	147,895
*	WisdomTree Managed Futures Strategy Fund	2,511	104,935

	Total Exchange-Traded Products (Cost $909,563)		890,931

OPEN-END FUNDS - 70.49%
*	361 Managed Futures Fund	13,440	149,719
	Alger Dynamic Opportunities Fund	8,309	102,195
	AQR Managed Futures Strategy Fund	13,870	141,195
	BlackRock Strategic Income Opportunities Portfolio	16,020	156,516
	Boston Partners Global Long/Short Fund	9,390	101,036
	Boston Partners Long/Short Research Fund	9,639	143,725
	Diamond Hill Long-Short Fund	2,090	49,685
	Eaton Vance Hedged Stock Fund	5,673	47,310
	FPA New Income, Inc.	6,346	63,142
*	Gabelli Enterprise Mergers and Acquisitions Fund	17,705	245,208
	Glenmede Secured Options Portfolio	13,026	156,312
	Guggenheim - Macro Opportunities Fund	6,743	166,217
	Hancock Horizon Quantitative Long/Short Fund	10,163	178,470
	Highland Long/Short Healthcare Fund	1,645	22,401
	Iron Strategic Income Fund	8,574	87,279
	Ironclad Managed Risk Fund	14,065	151,762
	John Hancock Funds II - Global Absolute Return Strategies Fund	9,042	94,033
	Kellner Merger Fund	11,802	123,332
	Litman Gregory Masters Alternative Strategies Fund	25,615	281,767
	MainStay Unconstrained Bond Fund	8,431	71,243
	MFS Global Alternative Strategy Fund	24,537	251,997
	PIMCO Unconstrained Bond Fund	2,905	29,946
	The Merger Fund	3,015	45,982

	Total Open-End Funds (Cost $2,985,752)		2,860,472

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 4.36%
§	Fidelity Institutional Government Portfolio, 0.11%	177,056	$177,056

Total Short-Term Investment (Cost $177,056)			177,056

Total Value of Investments (Cost $4,072,371) - 96.80%			$3,928,459

Other Assets Less Liabilities - 3.20%			129,905

Net Assets - 100%			$4,058,364

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	21.95%	$890,931
Open-End Funds	70.49%	2,860,472
Short-Term Investment	4.36%	177,056
Other Assets Less Liabilities	3.20%	129,905
Total	100.00%	$4,058,364

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$9,453
Aggregate gross unrealized depreciation			(153,365)

Net unrealized depreciation			$(143,912)

			(Continued)

Aspiration Flagship Fund
Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$890,931	$890,931	$-	$-
Open-End Funds	2,860,472	2,860,472	-	-
Short-Term Investment	177,056	177,056	-	-
Total	$3,928,459	$3,928,459	$-	$-

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 93.28%

Consumer Discretionary - 12.49%
	Best Buy Co., Inc.	824	$25,091
	Ford Motor Co.	2,602	36,737
	The Walt Disney Co.	934	98,145
	Time Warner, Inc.	553	35,906
			195,879
Financials - 31.72%
	Aflac, Inc.	1,189	71,221
	American Express Co.	926	64,403
	Citigroup, Inc.	1,376	71,208
	Digital Realty Trust, Inc.	883	66,772
	JPMorgan Chase & Co.	1,485	98,409
	Morgan Stanley	1,163	37,196
	Simon Property Group, Inc.	454	88,402
			497,611
Health Care - 14.85%
*	Alnylam Pharmaceuticals, Inc.	385	36,244
*	Atara Biotherapeutics, Inc.	475	12,545
*	Catalent, Inc.	1,234	31,143
*	Chimerix, Inc.	1,578	14,123
	Eli Lilly & Co.	721	60,751
*	Envision Healthcare Holdings, Inc.	1,212	31,633
*	HeartWare International, Inc.	265	13,418
*	Lexicon Pharmaceuticals, Inc.	2,029	27,006
*	TG Therapeutics, Inc.	506	6,037
			232,900
Industrials - 11.00%
	Caterpillar, Inc.	808	54,912
	Norfolk Southern Corp.	664	56,168
	Union Pacific Corp.	784	61,412
			172,492
Information Technology - 19.06%
*	Arista Networks, Inc.	295	22,979
*	Check Point Software Technologies Ltd.	513	41,748
	Jabil Circuit, Inc.	1,181	27,683
	Lam Research Corp.	664	52,915
*	Mellanox Technologies Ltd.	453	19,227
*	NXP Semiconductors NV	141	11,879
*	ServiceSource International, Inc.	3,488	16,192
	Symantec Corp.	2,221	46,845
*	Vmware, Inc.	589	33,320
	Western Digital Corp.	434	26,182
			298,970

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Materials - 4.16%
Praxair, Inc.		638	$65,331

Total Common Stocks (Cost $1,517,654)			1,463,183

Total Value of Investments (Cost $1,517,654) - 93.28%			$1,463,183

Other Assets Less Liabilities - 6.72%			105,425

Net Assets - 100%			$1,568,608

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
NV - Netherlands Security

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	12.49%	$195,879
Financials	31.72%	497,611
Health Care	14.85%	232,900
Industrials	11.00%	172,492
Information Technology	19.06%	298,970
Materials	4.16%	65,331
Other Assets Less Liabilities	6.72%	105,425
Total	100.00%	$1,568,608

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$3,603
Aggregate gross unrealized depreciation			(58,074)

Net unrealized depreciation			$(54,471)

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,463,183	$1,463,183	$-	$-
Total	$1,463,183	$1,463,183	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds
By: (Signature and Title)	/s/ Andrei Cherny
Date: February 26, 2016	Andrei Cherny President and Principal Executive Officer Aspiration Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: February 26, 2016	Andrei Cherny President and Principal Executive Officer Aspiration Funds

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 17, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Funds